Schedule of financial instruments by fair value hierarchy (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	5,087,409	3,362,798
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	2,749,648	667,282
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	2,749,648	667,282
Warrants [Member] | Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Warrants [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Warrants [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Warrants [Member] | At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	2,396,493	358,550
Borrowings short term and long term [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	2,396,493	358,580
Other liabilities [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Other liabilities [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	353,155	308,702
Other liabilities [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Other liabilities [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	353,155	308,702
Assets for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	709,687	688,649
Assets for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	709,687	688,649
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	587,375	568,264
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Term deposits [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	587,375	568,264
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	122,312	120,385
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Other financial assets [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	₨ 122,312	₨ 120,385